UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number: 811-126

                 AllianceBernstein Growth and Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-97.6%

Finance-26.2%
Banking - Money Center-4.6%
J.P. Morgan Chase & Co.                              6,996,000   $   261,160,680
Wachovia Corp.                                       1,447,100        64,121,001
                                                                 ---------------
                                                                     325,281,681
                                                                 ---------------
Banking - Regional-3.8%
Bank of America Corp.                                3,200,000       272,032,000
                                                                 ---------------
Brokerage & Money Management-2.7%
Franklin Resources, Inc.                               685,800        33,089,850
Merrill Lynch & Co., Inc.                            1,132,600        56,312,872
Morgan Stanley                                       2,148,200       105,970,706
                                                                 ---------------
                                                                     195,373,428
                                                                 ---------------
Insurance-7.0%
ACE, Ltd. (Bermuda)                                  3,000,000       121,770,000
American International Group, Inc.                   4,000,000       282,600,000
Axis Capital Holdings, Ltd. (Bermuda)                1,250,000        32,125,000
MetLife, Inc.                                        1,850,000        65,989,500
                                                                 ---------------
                                                                     502,484,500
                                                                 ---------------
Mortgage Banking-1.9%
Fannie Mae                                           1,850,000       131,276,000
                                                                 ---------------
Miscellaneous-6.2%
Citigroup, Inc.                                      7,588,554       334,579,346
MBNA Corp.                                           4,460,400       110,127,276
                                                                 ---------------
                                                                     444,706,622
                                                                 ---------------
                                                                   1,871,154,231
                                                                 ---------------
Consumer Services-16.2%
Broadcasting & Cable-10.6%
Clear Channel Communications, Inc.                   3,500,000       124,950,000
Comcast Corp. Cl.A(a)                                3,500,000        95,900,000
Cox Communications, Inc. Cl.A(a)                     4,030,000       111,147,400
Time Warner, Inc.(a)                                 6,500,000       108,225,000
Viacom, Inc. Cl.B                                    7,592,800       255,042,152
Westwood One, Inc.(a)                                2,500,000        59,500,000
                                                                 ---------------
                                                                     754,764,552
                                                                 ---------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
Entertainment & Leisure-2.8%
Carnival Corp. (Panama)                              1,300,000        60,593,000
Harley-Davidson, Inc.                                1,650,000        98,785,500
Royal Caribbean Cruises, Ltd.                        1,000,000        42,750,000
                                                                 ---------------
                                                                     202,128,500
                                                                 ---------------
Restaurants & Lodging-0.1%
Wendy's International, Inc.                            172,500         6,170,325
                                                                 ---------------
Retail - General Merchandise-2.7%
Home Depot, Inc.                                     4,000,000       134,880,000
Lowe's Cos., Inc.                                    1,250,000        60,900,000
                                                                 ---------------
                                                                     195,780,000
                                                                 ---------------
                                                                   1,158,843,377
                                                                 ---------------
Health Care-11.7%
Biotechnology-0.5%
Applera Corp. - Applied Biosystems Group             1,705,000        35,276,450
                                                                 ---------------
Drugs-4.2%
Forest Laboratories, Inc.(a)                         1,617,000        81,318,930
King Pharmaceuticals, Inc.(a)                        1,070,000        12,080,300
Pfizer, Inc.                                         5,918,000       189,139,280
Wyeth                                                  557,000        19,717,800
                                                                 ---------------
                                                                     302,256,310
                                                                 ---------------
Medical Products-1.9%
Boston Scientific Corp.(a)                           3,550,000       135,823,000
                                                                 ---------------
Medical Services-5.1%
Caremark Rx, Inc.(a)                                 1,500,400        45,762,200
HCA, Inc.                                            1,600,000        61,840,000
Health Management Associates, Inc. Cl.A              1,614,000        32,376,840
Quest Diagnostics, Inc.                                520,000        42,681,600
UnitedHealth Group, Inc.                             1,100,000        69,190,000
Wellpoint Health Networks, Inc.(a)                   1,100,000       111,210,000
                                                                 ---------------
                                                                     363,060,640
                                                                 ---------------
                                                                     836,416,400
                                                                 ---------------
Energy-11.3%
Domestic Integrated-0.9%
Occidental Petroleum Corp.                           1,300,000        64,051,000
                                                                 ---------------
Domestic Producers-1.2%
Apache Corp.                                           400,000        18,612,000
Kerr-McGee Corp.                                       500,000        26,250,000
Noble Energy, Inc.                                     733,300        40,558,823
                                                                 ---------------
                                                                      85,420,823
                                                                 ---------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
International-4.1%
BP Plc (ADR) (United Kingdom)                        3,000,000       169,080,000
Exxon Mobil Corp.                                    1,650,000        76,395,000
Talisman Energy, Inc. (Canada)                       1,998,000        47,632,320
                                                                 ---------------
                                                                     293,107,320
                                                                 ---------------
Oil Services-1.3%
Halliburton Co.                                      1,000,000        31,750,000
Nabors Industries, Ltd. (Barbados)(a)                1,282,100        59,617,650
                                                                 ---------------
                                                                      91,367,650
                                                                 ---------------
Miscellaneous-3.8%
ConocoPhillips                                       3,500,000       275,695,000
                                                                 ---------------
                                                                     809,641,793
                                                                 ---------------
Consumer Staples-8.8%
Beverages-1.7%
The Coca-Cola Co.                                    2,704,050       118,599,633
                                                                 ---------------
Cosmetics-1.7%
Avon Products, Inc.                                  2,750,000       118,277,500
                                                                 ---------------
Food-0.2%
Dean Foods Co.(a)                                      400,000        14,792,000
                                                                 ---------------
Household Products-1.7%
Procter & Gamble Co.                                 2,400,000       125,160,000
                                                                 ---------------
Tobacco-2.9%
Altria Group, Inc.                                   4,168,250       198,408,700
Loews Corp. - Carolina Group                           384,600         9,138,096
                                                                 ---------------
                                                                     207,546,796
                                                                 ---------------
Miscellaneous-0.6%
Fortune Brands, Inc.                                   581,400        41,965,452
                                                                 ---------------
                                                                     626,341,381
                                                                 ---------------
Technology-7.6%
Computer Hardware/Storage-2.1%
Hewlett-Packard Co.                                  5,500,000       110,825,000
International Business Machines Corp.                  416,100        36,229,827
                                                                 ---------------
                                                                     147,054,827
                                                                 ---------------
Computer Services-1.2%
BearingPoint, Inc.(a)                                1,500,000        12,390,000
Fiserv, Inc.(a)                                      2,195,200        75,207,552
                                                                 ---------------
                                                                      87,597,552
                                                                 ---------------
Contract Manufacturing-0.1%
Flextronics International, Ltd. (Singapore)(a)         430,000         5,405,100
                                                                 ---------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
Semi-Conductor Capital Equipment-0.4%
Applied Materials, Inc.(a)                           1,843,200        31,279,104
                                                                 ---------------
Software-3.8%
Microsoft Corp.                                      9,485,000       269,943,100
                                                                 ---------------
                                                                     541,279,683
                                                                 ---------------
Utilities-5.7%
Electric & Gas Utility-2.3%
Consolidated Edison, Inc.                              750,000        30,727,500
Constellation Energy Group, Inc.                       750,000        28,912,500
Entergy Corp.                                        1,100,000        63,250,000
Exelon Corp.                                         1,200,000        41,880,000
                                                                 ---------------
                                                                     164,770,000
                                                                 ---------------
Telephone Utility-3.4%
BellSouth Corp.                                      2,335,000        63,255,150
Sprint Corp. (FON Group)                             6,459,600       120,665,328
Verizon Communications, Inc.                         1,601,800        61,733,372
                                                                 ---------------
                                                                     245,653,850
                                                                 ---------------
                                                                     410,423,850
                                                                 ---------------
Capital Goods-4.6%
Electrical Equipment-0.8%
Johnson Controls, Inc.                                 985,300        55,620,185
                                                                 ---------------
Machinery-0.6%
Deere & Co.                                            100,600         6,318,686
Ingersoll-Rand Co. Cl.A (Bermuda)                      543,800        37,353,622
                                                                 ---------------
                                                                      43,672,308
                                                                 ---------------
Miscellaneous-3.2%
General Electric Co.                                 5,297,000       176,125,250
United Technologies Corp.                              600,000        56,100,000
                                                                 ---------------
                                                                     232,225,250
                                                                 ---------------
                                                                     331,517,743
                                                                 ---------------
Transportation-1.9%
Railroad-1.9%
Burlington Northern Santa Fe Corp.                   2,350,300        83,388,644
Union Pacific Corp.                                    991,100        55,838,574
                                                                 ---------------
                                                                     139,227,218
                                                                 ---------------
Basic Industry-1.4%
Chemicals-1.4%
Air Products & Chemicals, Inc.                       1,250,000        64,687,500
E.I. du Pont de Nemours & Co.                          814,100        34,900,467
                                                                 ---------------
                                                                      99,587,967
                                                                 ---------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
Consumer Manufacturing-1.1%
Building & Related-1.1%
American Standard Cos., Inc.(a)                      1,200,000        45,468,000
Mohawk Industries, Inc.(a)                             450,000        33,093,000
                                                                 ---------------
                                                                      78,561,000
                                                                 ---------------
Aerospace & Defense-0.6%
Aerospace-0.6%
Northrop Grumman Corp.                                 857,400        45,099,240
                                                                 ---------------
Multi-Industry Companies-0.5%
3M Co.                                                 400,000        32,944,000
                                                                 ---------------
Total Common Stocks
(cost $6,034,595,356)                                              6,981,037,883
                                                                 ---------------

                                                     Principal
                                                        Amount
                                                         (000)

SHORT-TERM INVESTMENT-1.9%
Time Deposit-1.9%
State Street Euro Dollar
0.65%, 8/02/04
(cost $131,492,000)                                 $  131,492       131,492,000
                                                                 ---------------

Total Investments-99.5%
(cost $6,166,087,356)                                              7,112,529,883
Other assets less liabilities-0.5%                                    39,037,325
                                                                 ---------------

Net Assets-100%                                                  $ 7,151,567,208
                                                                 ---------------

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.     DESCRIPTION OF EXHIBIT

      11(a)(1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004